UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    02/14/2005
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            72
                                         ------------
Form 13F Information Table Value Total:  $147,658,072
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      Com              88579Y101  3971607   48393          Sole    Sole        0      0    0
Adv Neuromodulation Sys        Com              00757T101   781308   19800          Sole    Sole        0      0    0
American Express Co N Y Com    Com              25816109    710262   12600          Sole    Sole        0      0    0
American Express Co N Y Com    Com              25816109    710262   12600          None    Def., 15    0      0    0
American International Group   Com              26874107   4497810   68491          Sole    Sole        0      0    0
Amgen                          Com              31162100   4373636   68178          Sole    Sole        0      0    0
Amgen                          Com              31162100    192450    3000          None    Def., 1     0      0    0
Analog Devices Inc             Com              32654105    412644   11177          Sole    Sole        0      0    0
Applied Materials Inc.         Com              38222105    368915   21574          Sole    Sole        0      0    0
Bank of America Corp           Com              60505104   7562054  160929          Sole    Sole        0      0    0
Bank of America Corp           Com              60505104    328930    7000          None    Def., 11    0      0    0
Bank of New York Co Inc Com    Com              64057102    200520    6000          Sole    Sole        0      0    0
Bank of New York Co Inc Com    Com              64057102    200520    6000          None    Def., 3     0      0    0
ChevronTexaco Corp             Com              166764100  2783450   53008          Sole    Sole        0      0    0
ChevronTexaco Corp             Com              166764100   315060    6000          None    Def., 10    0      0    0
Cisco Systems Inc              Com              17275R102  2397026  124198          Sole    Sole        0      0    0
CitiGroup                      Com              172967101  4726213   98095          Sole    Sole        0      0    0
CitiGroup                      Com              172967101   240900    5000          None    Def., 6     0      0    0
Coca-Cola Company              Com              191216100   176304    4234          Sole    Sole        0      0    0
Cooper Cameron Corp            Com              216640102  4290003   79725          Sole    Sole        0      0    0
Cyberonics Inc.                Com              23251P102  2378271  114781          Sole    Sole        0      0    0
Dominion Res Inc Va            Com              25746U109  2626957   38780          Sole    Sole        0      0    0
Dow Chem Co                    Com              260543103  3539717   71495          Sole    Sole        0      0    0
Dow Chem Co                    Com              260543103   297060    6000          None    Def., 9     0      0    0
Eli Lilly & Co                 Com              532457108  2866885   50518          Sole    Sole        0      0    0
Enterprise Prd Prtnrs Lp       Com              293792107   336180   13000          Sole    Sole        0      0    0
Exxon Mobil Corp Com           Com              30231G102  5795148  113054          Sole    Sole        0      0    0
Exxon Mobil Corp Com           Com              30231G102   358820    7000          None    Def., 12    0      0    0
General Electric Co            Com              369604103  6893950  188875          Sole    Sole        0      0    0
General Electric Co            Com              369604103  1095000   30000          None    Def., 16    0      0    0
Gillette Company               Com              375766102   201510    4500          Sole    Sole        0      0    0
Goldman Sachs Group            Com              38141G104  4630999   44512          Sole    Sole        0      0    0
Honeywell Intl Inc             Com              438516106  4115002  116210          Sole    Sole        0      0    0
Honeywell Intl Inc             Com              438516106   212460    6000          None    Def., 4     0      0    0
Intel Corp                     Com              458140100  2742362  117245          Sole    Sole        0      0    0
Intuit Incorporated            Com              461202103  3076494   69904          Sole    Sole        0      0    0
J P Morgan Chase & Co.         Com              46625H100  4668882  119684          Sole    Sole        0      0    0
Johnson & Johnson              Com              478160104  1427267   22505          Sole    Sole        0      0    0
Kroger Company                 Com              501044101   175400   10000          Sole    Sole        0      0    0
Laboratory Corp Amer           Com              50540R409   996400   20000          Sole    Sole        0      0    0
Liberty Media New Ser A        Com              530718105  3899602  355155          Sole    Sole        0      0    0
Medtronic Inc                  Com              585055106  4203827   84635          Sole    Sole        0      0    0
Medtronic Inc                  Com              585055106   198680    4000          None    Def., 2     0      0    0
Mellon Financial Corp          Com              585509102   297101    9550          Sole    Sole        0      0    0
Merrill Lynch & Co             Com              590188108  3406591   56995          Sole    Sole        0      0    0
Microsoft Corp                 Com              594918104  4346396  162725          Sole    Sole        0      0    0
Morgan Stanley Dean Witter & C Com              617446448   607944   10950          Sole    Sole        0      0    0
Northrop Grumman Corp          Com              666807102  3168518   58288          Sole    Sole        0      0    0
Novartis A G Spon Adr          Com              66987V109  1721797   34068          Sole    Sole        0      0    0
Pfizer Inc                     Com              717081103   832714   30967          Sole    Sole        0      0    0
Pfizer Inc                     Com              717081103   443685   16500          None    Def., 13    0      0    0
Pharmaceutical Holders Tr Dep  Com              71712A206   232608    3200          Sole    Sole        0      0    0
Procter & Gamble Co            Com              742718109  2904825   52738          Sole    Sole        0      0    0
Procter & Gamble Co            Com              742718109   220320    4000          None    Def., 5     0      0    0
Schlumberger Ltd Com           Com              806857108  2830761   42282          Sole    Sole        0      0    0
Service Corp Intl              Com              817565104   430983   57850          Sole    Sole        0      0    0
Southwest Airlines             Com              844741108   244200   15000          Sole    Sole        0      0    0
Southwest Airlines             Com              844741108   244200   15000          None    Def., 7     0      0    0
Standard & Poors 500           Com              78462F103  1189965    9845          Sole    Sole        0      0    0
Target Corp                    Com              87612E106  2669096   51398          Sole    Sole        0      0    0
Texas Instruments Inc.         Com              882508104  2911630  118263          Sole    Sole        0      0    0
Time Warner                    Com              887315109  3813623  196174          Sole    Sole        0      0    0
Tractor Supply Company         Com              892356106  1055525   28367          Sole    Sole        0      0    0
Transocean                     Com              G90078109  2272523   53610          Sole    Sole        0      0    0
Viacom Inc Non Vtg Cl B        Com              925524308  3916268  107619          Sole    Sole        0      0    0
Vornado Realty Trust           Com              929042109   685170    9000          None    Def., 14    0      0    0
Wal Mart Stores Inc            Com              931142103  1594372   30185          Sole    Sole        0      0    0
Walgreen Co                    Com              931422109  3679520   95896          Sole    Sole        0      0    0
Waters Corp.                   Com              941848103  1097047   23446          Sole    Sole        0      0    0
Wells Fargo                    Com              949746101   331757    5338          Sole    Sole        0      0    0
Wells Fargo                    Com              949746101   248600    4000          None    Def., 8     0      0    0
Wrigley Wm JR Co               Com              982526105  4283586   61910          Sole    Sole        0      0    0


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